Equity Accounted Investments - Narrative (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jun. 30, 2013	Dec. 31, 2021 USD ($) joint_venture	Dec. 31, 2021 USD ($) joint_venture	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Disclosure of joint ventures [line items]
Borrowings			$ 2,464,027	$ 2,464,027	$ 2,759,717
Equity-accounted investments			237,469	237,469	241,731	[1]	$ 232,216	[1]
Impairment expense, net				116,420	268,612		187,680
FPSO Segment
Disclosure of joint ventures [line items]
Impairment expense, net				116,400	$ 156,700		$ 136,600
Cidade de Itajai | Level 3 | FPSO Segment | Value in use using a discounted cash flow valuation
Disclosure of joint ventures [line items]
Impairment expense, net			$ 36,096	$ 36,100
Libra Joint Venture
Disclosure of joint ventures [line items]
Number of joint ventures | joint_venture			2	2
Ownership interest	50.00%			50.00%	50.00%		50.00%
Libra Joint Venture | Interest rate swap contract
Disclosure of joint ventures [line items]
Financial instrument, term				10 years
Notional amount			$ 430,800	$ 430,800	$ 483,500
Exchange of LIBOR-based interest at the weighted average fixed rate	2.52%
OOG-TKP FPSO GmbH & Co KG
Disclosure of joint ventures [line items]
Ownership interest		50.00%		50.00%
Ten Year Plus Construction Period Loan Facility | Libra Joint Venture
Disclosure of joint ventures [line items]
Borrowing, term	10 years
Borrowings			$ 471,800	$ 471,800	529,100
Ten Year Plus Construction Period Loan Facility | Libra Joint Venture | LIBOR
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis			2.65%	2.65%
Term Loan Facility | OOG-TKP FPSO GmbH & Co KG
Disclosure of joint ventures [line items]
Borrowings			$ 14,400	$ 14,400	$ 53,400
Term Loan Facility | OOG-TKP FPSO GmbH & Co KG | LIBOR
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis		3.50%

[1]	See Note 2i for further details.